Investment in Securities (Amortized Cost Basis Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses and Fair Values of Available-for-Sale Securities and Held-to-Maturity Securities in Each Major Security Type) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2018	Mar. 31, 2017
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized cost	¥ 1,002,113	¥ 1,119,756
Available-for-sale securities, Gross unrealized gains	29,220	51,905
Available-for-sale securities, Gross unrealized losses	(15,856)	(6,244)
Available-for-sale securities, Fair value	1,015,477	1,165,417
Held-to-maturity securities, Amortized cost	113,891	114,400
Held-to-maturity securities, Fair value	140,824
Amortized cost	1,116,004	1,234,156
Gross unrealized gains	56,153	77,228
Gross unrealized losses	(15,856)	(6,244)
Fair value	1,156,301	1,305,140
Japanese Government Bond Securities
Schedule of Investments [Line Items]
Held-to-maturity securities, Amortized cost	113,891	114,400
Held-to-maturity securities, Gross unrealized gains	26,933	25,323
Held-to-maturity securities, Gross unrealized losses	0	0
Held-to-maturity securities, Fair value	140,824	139,723
Japanese and foreign government bond securities
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized cost	271,866	334,117
Available-for-sale securities, Gross unrealized gains	11,383	12,321
Available-for-sale securities, Gross unrealized losses	(7,439)	(826)
Available-for-sale securities, Fair value	275,810	345,612
Japanese prefectural and foreign municipal bond securities
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized cost	160,549	166,789
Available-for-sale securities, Gross unrealized gains	3,247	3,034
Available-for-sale securities, Gross unrealized losses	(560)	(1,001)
Available-for-sale securities, Fair value	163,236	168,822
Corporate debt securities
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized cost	368,106	393,021
Available-for-sale securities, Gross unrealized gains	2,974	3,606
Available-for-sale securities, Gross unrealized losses	(4,605)	(2,983)
Available-for-sale securities, Fair value	366,475	393,644
Specified bonds issued by SPEs in Japan
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized cost	854	1,077
Available-for-sale securities, Gross unrealized gains	7	10
Available-for-sale securities, Gross unrealized losses	0	0
Available-for-sale securities, Fair value	861	1,087
CMBS and RMBS in the Americas
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized cost	72,793	95,700
Available-for-sale securities, Gross unrealized gains	2,543	3,359
Available-for-sale securities, Gross unrealized losses	(1,160)	(558)
Available-for-sale securities, Fair value	74,176	98,501
Other asset-backed securities and debt securities
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized cost	77,974	61,138
Available-for-sale securities, Gross unrealized gains	3,413	3,957
Available-for-sale securities, Gross unrealized losses	(66)	(378)
Available-for-sale securities, Fair value	81,321	64,717
Equity securities
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized cost	49,971	67,914
Available-for-sale securities, Gross unrealized gains	5,653	25,618
Available-for-sale securities, Gross unrealized losses	(2,026)	(498)
Available-for-sale securities, Fair value	¥ 53,598	¥ 93,034